PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

The cost and accumulated depreciation of property, plant and equipment at December 31, 2016 and 2015 were as follows (dollars in millions):

	December 31,
	2016	2015
Land and land improvements	$96	$75
Buildings	214	201
Plant and equipment	1,789	1,940
Construction in progress	102	312
Total	2,201	2,528
Less accumulated depreciation	(1,023)	(1,251)
Property, plant, and equipment—net	$1,178	$1,277

Depreciation expense for the years ended December 31, 2016, 2015 and 2014 was $110 million, $99 million and $84 million, respectively.